Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions)	Adjusted EBITDA ($ millions)(5)
					ESI TSR ($)(4)	Peer Group TSR ($)(4)
2024	6,910,584	7,989,020	2,070,720	2,270,786	230.9	127.7	244.5	534.7
2023	4,777,638	4,977,567	1,352,724	1,280,479	207.5	148.6	118.0	482.0
2022	5,062,074	1,272,669	1,265,427	506,428	160.5	134.4	188.0	526.6
2021	5,107,649	32,875,237	1,771,617	8,045,744	211.0	166.7	203.7	524.8
2020	2,868,893	3,657,089	1,343,336	1,544,062	152.3	111.2	75.7	423.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Gliklich served as PEO for each of the years presented.For 2024, reflects average SCT totals of the non-PEO NEOs, as described in the CD&A above. For 2020-2023, reflects average SCT totals for Messrs. Dorman, Capps, D'Ambrisi, former Head of Electronics, and Goralski, former Head of Industrial & Specialty.
Peer Group Issuers, Footnote	This column reflects, for each year, what the cumulative value of $100 would be, including reinvestment of dividends, if such amount had been invested in ESI's common stock on December 31, 2019. With respect to the Peer Group TSR, the ESI Peer Groups for 2024, 2023, 2022 and 2021 consisted of the same companies listed under "Executive Compensation Setting Process — Market Benchmarking" in the CD&A above, except for restructuring and consolidation events. In 2020, the ESI Peer Group included Albermarle Corporation, Ashland Global Holdings Inc., Axalta Coating Systems Ltd., Cabot Corporation, Celanese Corporation, Ferro Corporation, FMC Corporation, H.B. Fuller Company, W.R. Grace & Co., International Flavors & Fragrances Inc., Minerals Technologies Inc., Newmarket Corporation, RPM International Inc. and Sensient Technologies Corporation.
PEO Total Compensation Amount	$ 6,910,584	$ 4,777,638	$ 5,062,074	$ 5,107,649	$ 2,868,893
PEO Actually Paid Compensation Amount	$ 7,989,020	4,977,567	1,272,669	32,875,237	3,657,089
Adjustment To PEO Compensation, Footnote	Reflects the SCT totals with certain applicable adjustments as described in the CAP Reconciliation Table below.

Year (FY)	2020		2021		2022		2023		2024
($ amounts)	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
SCT Total compensation	$2,868,893	$1,343,336	$5,107,649	$1,771,617	$5,062,074	$1,265,427	$4,777,638	$1,352,724	$6,910,584	$2,070,720
Less: "Stock Awards" and "Option Awards" in the SCT	(1,011,633)	(392,885)	(2,492,919)	(523,520)	(3,500,002)	(669,469)	(3,500,013)	(650,007)	(4,200,013)	(837,510)
Plus: Fair value of LTI Awards granted during FY and outstanding and unvested at FY end(a)	1,643,909	611,326	5,741,613	1,205,751	2,737,104	523,545	4,073,959	627,268	4,774,533	952,074
Change in fair value of prior years' LTI Awards outstanding and unvested at FY end(a)	155,670	15,206	24,532,837	5,585,304	(1,980,197)	(517,635)	(687,953)	(125,744)	482,160	81,916
Change in fair value of prior years' LTI Awards that vested during FY(b)	250	24,689	(13,943)	235	(1,046,310)	(239,290)	313,936	104,763	21,756	3,586
Change in actuarial present values reported under “Change in Pension Value” in the SCT(c)	—	(57,610)	—	6,357	—	143,850	—	(28,525)	—	—
Compensation Actually Paid	$3,657,089	$1,544,062	$32,875,237	$8,045,744	$1,272,669	$506,428	$4,977,567	$1,280,479	$7,989,020	$2,270,786
(a)    Valued as of the last day of each FY. Unvested PRSUs, which vesting is subject to performance conditions, are valued based on the probable outcome of such performance conditions as of the applicable FY end; which probability differ, in certain cases, from the assumptions disclosed at the applicable grant date.
(b)    Valued as of the applicable vesting date.
	(c) In 2024, there were no pension eligible NEOs. In 2020-2023, Mr. D'Ambrisi and Mr. Goralski were the only pension eligible NEOs. There was no service cost or prior service cost adjustment for pension benefits as the Company's Pension Plan was frozen for additional accruals as of December 31, 2013.
Non-PEO NEO Average Total Compensation Amount	$ 2,070,720	1,352,724	1,265,427	1,771,617	1,343,336
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,270,786	1,280,479	506,428	8,045,744	1,544,062
Adjustment to Non-PEO NEO Compensation Footnote

Year (FY)	2020		2021		2022		2023		2024
($ amounts)	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
SCT Total compensation	$2,868,893	$1,343,336	$5,107,649	$1,771,617	$5,062,074	$1,265,427	$4,777,638	$1,352,724	$6,910,584	$2,070,720
Less: "Stock Awards" and "Option Awards" in the SCT	(1,011,633)	(392,885)	(2,492,919)	(523,520)	(3,500,002)	(669,469)	(3,500,013)	(650,007)	(4,200,013)	(837,510)
Plus: Fair value of LTI Awards granted during FY and outstanding and unvested at FY end(a)	1,643,909	611,326	5,741,613	1,205,751	2,737,104	523,545	4,073,959	627,268	4,774,533	952,074
Change in fair value of prior years' LTI Awards outstanding and unvested at FY end(a)	155,670	15,206	24,532,837	5,585,304	(1,980,197)	(517,635)	(687,953)	(125,744)	482,160	81,916
Change in fair value of prior years' LTI Awards that vested during FY(b)	250	24,689	(13,943)	235	(1,046,310)	(239,290)	313,936	104,763	21,756	3,586
Change in actuarial present values reported under “Change in Pension Value” in the SCT(c)	—	(57,610)	—	6,357	—	143,850	—	(28,525)	—	—
Compensation Actually Paid	$3,657,089	$1,544,062	$32,875,237	$8,045,744	$1,272,669	$506,428	$4,977,567	$1,280,479	$7,989,020	$2,270,786
(a)    Valued as of the last day of each FY. Unvested PRSUs, which vesting is subject to performance conditions, are valued based on the probable outcome of such performance conditions as of the applicable FY end; which probability differ, in certain cases, from the assumptions disclosed at the applicable grant date.
(b)    Valued as of the applicable vesting date.
	(c) In 2024, there were no pension eligible NEOs. In 2020-2023, Mr. D'Ambrisi and Mr. Goralski were the only pension eligible NEOs. There was no service cost or prior service cost adjustment for pension benefits as the Company's Pension Plan was frozen for additional accruals as of December 31, 2013.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures*

Adjusted EBITDA
Adjusted EPS
Cash Return on Investment (CRI)

* For definitions of these non-GAAP financial measures, see "APPENDIX A – NON-GAAP DEFINITIONS AND RECONCILIATIONS" in this Proxy Statement.

Total Shareholder Return Amount	$ 230.9	207.5	160.5	211.0	152,300,000
Peer Group Total Shareholder Return Amount	127.7	148.6	134.4	166.7	111,200,000
Net Income (Loss)	$ 244,500,000	$ 118,000,000.0	$ 188,000,000.0	$ 203,700,000	$ 75,700,000
Company Selected Measure Amount	534,700,000	482,000,000.0	526,600,000	524,800,000	423,300,000
PEO Name	Mr. Gliklich
Additional 402(v) Disclosure	Performance Measures
We use multiple financial and operational metrics throughout our Annual Bonus Plan and LTI Program. We choose key internal metrics that align executive pay with Company performance and metrics that we believe correlate with stockholder value creation. Below is a list of the performance measures identified as the most important for NEOs' 2024 compensation decisions. These are metrics we use to evaluate performance in our business overall. They are long-term growth and quality related. See the CD&A section above for further information.
Relationship Between CAP and Company Performance
The following graphs show, for the past five years, the relationship of the Company’s TSR relative to the ESI Peer Group's as well as the relationship between CAP and the Company's (i) TSR, (ii) net income and (iii) adjusted EBITDA, which is our Company-selected measure.
Company TSR
The Company's TSR outperformed that of its peer group over the last four years. CAP amounts are generally aligned with the Company’s TSR due primarily to the use of equity incentives in our compensation program which have a value tied to the Company’s stock price. CAP was higher in 2024 and 2021 primarily due to increased annual bonus payments triggered by strong Company performance. In 2021, CAP was also impacted by higher stock value as of the end of the year and the outcome of performance conditions of certain executive PRSUs becoming probable due to the Company's strong financial results. The change in fair value for unvested awards only indicates that previously issued grants have increased in value; which value can fluctuate significantly until these awards are vested.
Net Income
The Company’s net income has increased in 2024 and 2021 and decreased in 2022 and 2023 while CAP has varied each year. This is primarily due to the significant emphasis we place on equity incentives, which are sensitive to changes in stock price and have vested at above stretch levels in 2021 due to outperformance. The Company does not use net income as a metric when determining compensation for its executives.
Adjusted EBITDA
Adjusted EBITDA is a key metric integrated in both our Annual Bonus Plan and in our LTI program and as such, has the potential to significantly influence the CAP to an executive in any given year.
In 2024, the Company had robust adjusted EBITDA results of $535 million, which translated into higher incentive compensation. In 2023 and 2022, adjusted EBITDA results were impacted by a difficult macro economic backdrop and substantial inflation. In 2021, we saw strong adjusted EBITDA performance, which resulted in a bonus pool of 200%. Our stock price was also higher at the end of 2021 compared to the prior years and certain PRSU awards became probable, which increased their valuation according to the CAP calculation. The specific performance metric underlying our PRSUs is adjusted EBITDA CAGR on a constant currency basis, which excludes the impact of foreign currency translations.
	Management believes adjusted EBITDA is a key indicator of the long-term profitability trends of the Company’s business and therefore a key driver of stockholder value creation. For more information on this non-GAAP measure, see "APPENDIX A – NON-GAAP DEFINITIONS AND RECONCILIATIONS" in this Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	For a definition of Adjusted EBITDA, a non-GAAP financial measure and reconciliation to GAAP net income for the last two years, see "APPENDIX A – NON-GAAP DEFINITIONS AND RECONCILIATIONS" in this
Proxy Statement. For reconciliations of Adjusted EBITDA for the prior years, see our prior SEC filings, including proxy statements.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,200,013)	$ (3,500,013)	$ (3,500,002)	$ (2,492,919)	$ (1,011,633)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,774,533	4,073,959	2,737,104	5,741,613	1,643,909
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,160	(687,953)	(1,980,197)	24,532,837	155,670
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,756	313,936	(1,046,310)	(13,943)	250
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Cash Return on Investment (CRI)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(28,525)	143,850	6,357	(57,610)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(837,510)	(650,007)	(669,469)	(523,520)	(392,885)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	952,074	627,268	523,545	1,205,751	611,326
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,916	(125,744)	(517,635)	5,585,304	15,206
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,586	$ 104,763	$ (239,290)	$ 235	$ 24,689